U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer: Quantitative Group of Funds
d/b/a Quant Funds
55 Old Bedford Road, Lincoln, MA  01773

2. The name of each series or class of securities for which this Form is filed
      [X] All series

3. Investment Company Act File Number:      811-3790
      Securities Act File Number:     333-102055

4(a). Last day of fiscal year for which this Form is filed:
March 31, 2004

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal year). (See
Instruction A.2)   [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).Check box if this is the last time the issuer will be
filing this
 Form.      [ ]

5. Calculation of registration fee:
(i). Aggregate sale price of securities
     sold during the fiscal year
     pursuant to section 24(f):     		$80,816,080

(ii). Aggregate price of securities
      redeemed or repurchased
      during the fiscal year:			($36,110,614)

(iii). Aggregate price of securities
       redeemed or repurchased during
       any prior fiscal year ending no
       earlier than October 11, 1997 that
       were not previously used to
       reduce registration fees
       payable to the Commission:     		($74,878,818)

(iv). Total available redemption credits
      [add Items 5(ii) and 5(iii)]:  		($110,989,432)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
     Item 5(iv) from Item 5(i)]:

(vi). Redemption credits available for
      use in future years - if Item 5(i) is
      less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:   		($30,173,352)

(vii). Multiplier for determining
       registration fee             		x00012670

(viii). Registration fee due [multiply
	Item 5(v) by Item 5(vii)]
        (See x Instruction C.9): (enter
	"0" if no fee is due):=  		0

6. Prepaid Shares
   If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:					0.

If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here:			0.

7. Interest due - if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year (see Instruction D): 		$0

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]:=					$0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

[]   Wire Transfer
[]    Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Willard L. Umphrey
			          willard L. Umphrey
      				  President
Date        June 16, 2004